Item 1. Schedule of Investments
KANSAS MUNICIPAL FUND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.9%)

Education (3.1%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$965,387
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	554,015
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	510,115
Kansas Development Finance Authority 5.000% 06/01/2027 Callable @ 100.000 06/01/2021	250,000	256,915
		2,286,432
General Obligation (37.3%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,050,390
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	289,770
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	291,370
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	506,165
City of Bonner Springs KS 2.000% 09/01/2040 Callable @ 100.000 09/01/2027	325,000	311,373
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,138,493
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	373,734
City of Hillsboro KS 3.000% 09/01/2024	100,000	105,193
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	240,014
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	240,040
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	248,431
#City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	433,016
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	380,233
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,020,770
City of Topeka KS 3.000% 08/15/2022	500,000	523,680
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	246,495
City of Wichita KS 4.500% 09/01/2022	150,000	150,131
City of Wichita KS 4.750% 09/01/2027	180,000	180,131
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	541,125
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	512,180
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,184,095
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	597,435
County of Seward KS 5.000% 08/01/2034	240,000	240,158
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,048,640
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	284,660
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	392,515
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	154,157
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	632,820
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,567,860
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	285,905
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	729,190
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	585,755
#Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	543,335
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	854,543
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,082,680
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	10,000	10,415
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	839,398
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	814,613
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,133,770
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,003
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	460,100
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	92,399
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	545,855
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	1,017,850
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	1,015,960
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,245,110
		27,146,954
Health Care (15.0%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,093,552
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	598,081
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	528,485
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,759,035
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	274,043
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	273,883
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	540,690
City of Olathe KS 4.000% 09/01/2028 Callable @ 100.000 09/01/2021	250,000	256,508
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	295,000	301,971
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	106,961
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	501,875
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	545,300
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,109,960
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	576,275
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,424,620
		10,891,238
Other Revenue (9.1%)
City of Manhattan KS 4.500% 12/01/2025 Callable @ 100.000 12/01/2020	500,000	501,800
City of Manhattan KS 5.000% 12/01/2026	355,000	355,344
*City of Manhattan KS 5.000% 12/01/2032 Callable @ 100.000 12/01/2020	1,000,000	1,003,610
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,084,950
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	860,685
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	686,453
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	514,740
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	432,585
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,063,010
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	106,037
		6,609,214
PreRefunded (15.5%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	293,575
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	293,575
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	587,150
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	150,000	154,529
City of Wichita KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2021	300,000	314,199
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,643,950
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	147,031
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	125,227
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	152,477
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	119,782
Kansas Power Pool 4.500% 12/01/2028 Callable @ 100.000 12/01/2020	500,000	501,660
Kansas Power Pool 5.000% 12/01/2031 Callable @ 100.000 12/01/2020	750,000	753,015
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	566,645
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	340,880
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	135,000	140,411
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	105,000	109,217
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	268,343
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	533,955
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	92,246
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	358,195
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	534,435
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	544,170
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	434,564
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	282,865
		11,292,095
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	588,395
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	294,500
		882,895
Utilities (11.7%)
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	550,025
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	297,010
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	589,395
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	873,788
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	349,434
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,155,190
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,110,310
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	550,615
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	265,698
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	614,470
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,341,513
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	577,325
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036 Callable @ 100.000 09/01/2021	250,000	258,063
		8,532,835

TOTAL MUNICIPAL BONDS (COST: $63,747,814)		$67,641,662

OTHER ASSETS LESS LIABILITIES (7.1%)		5,183,131

NET ASSETS (100.0%)		$72,824,793

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 30, 2020
MAINE MUNICIPAL FUND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.9%)

Education (9.6%)
Maine Educational Loan Authority 4.450% 12/01/2025 Callable @ 100.000 12/01/2020	$100,000	$100,329
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100.000 07/01/2021	250,000	256,515
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,105,637
		1,462,481
General Obligation (29.0%)
City of Auburn ME 4.500% 09/01/2022	100,000	107,883
City of Biddeford ME 4.000% 10/01/2026	250,000	301,008
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	102,863
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	257,758
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	258,510
City of Portland ME 4.125% 10/01/2029	100,000	100,099
City of Portland ME 4.250% 05/01/2029	150,000	150,114
City of Portland ME 5.000% 08/01/2021	125,000	129,939
City of Portland ME 5.000% 08/01/2022 Callable @ 100.000 08/01/2021	125,000	130,051
City of South Portland ME 2.000% 08/15/2038 Callable @ 100.000 08/15/2030	330,000	331,119
City of Waterville ME 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	135,000	138,776
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	574,790
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	112,421
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	502,023
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	509,335
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	109,882
Town of Yarmouth ME 2.250% 11/15/2045 Callable @ 100.000 11/15/2030	500,000	490,535
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	112,244
		4,419,348
Health Care (16.7%)
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	255,690
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,003
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,119,780
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	558,250
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	555,295
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	55,000	55,046
		2,549,065
Housing (14.7%)
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	243,375
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	166,789
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	415,716
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	162,363
Maine State Housing Authority 4.000% 11/15/2035 Callable @ 100.000 11/15/2024	435,000	464,784
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100.000 05/15/2028	500,000	540,855
Maine State Housing Authority 5.000% 06/15/2024	250,000	250,245
		2,244,127
Other Revenue (5.7%)
Maine Governmental Facilities Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	200,000	206,720
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	269,733
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	130,586
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,000
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	137,756
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	118,028
		867,823
PreRefunded (10.3%)
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	286,732
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,956
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	292,645
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	871,065
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026 Callable @ 100.000 02/01/2021	100,000	101,160
		1,568,558
Transportation (3.9%)
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	108,212
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,002
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	111,813
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	271,355
		603,382
Utilities (5.0%)
Kennebunk Light & Power District 5.000% 08/01/2022	215,000	215,209
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	543,580
		758,789

TOTAL MUNICIPAL BONDS (COST: $13,838,030)		$14,473,573

OTHER ASSETS LESS LIABILITIES (5.1%)		779,634

NET ASSETS (100.0%)		$15,253,207

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
NEBRASKA MUNICIPAL FUND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.0%)

Education (1.4%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030 Callable @ 100.000 05/18/2021	$250,000	$259,280
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	500,865
		760,145

General Obligation (35.7%)
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	731,895
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	547,520
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	592,280
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,190,589
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	618,305
City of Sidney NE 4.000% 12/15/2036 Callable @ 100.000 12/15/2021	1,250,000	1,286,613
County of Kearney NE 4.000% 06/01/2024	350,000	391,843
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	1,000,000	985,080
Douglas County School District No 17/NE 2.000% 12/15/2040 Callable @ 100.000 12/15/2030	1,000,000	973,190
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	519,880
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	578,510
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	334,857
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	587,855
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	353,784
Elkhorn School District 5.000% 06/15/2022	475,000	510,739
Fremont School District 1.100% 12/15/2020	100,000	100,090
Hall County Airport Authority 5.000% 07/15/2030 Callable @ 100.000 08/15/2021	410,000	427,794
Hall County Airport Authority 5.000% 07/15/2031 Callable @ 100.000 08/15/2021	435,000	451,069
Kearney School District 3.000% 12/15/2024	350,000	385,396
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	629,890
Lancaster County School District 001 5.000% 01/15/2023	750,000	828,015
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,077,710
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	2,039,097
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,024,400
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	469,433
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	388,675
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	267,683
Superior Public Schools 1.450% 12/15/2022	340,000	347,528
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	265,816
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	282,313
		19,187,846
Health Care (3.6%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	245,728
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	558,720
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	372,771
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	498,713
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	243,268
		1,919,200
Housing (3.6%)
Nebraska Investment Finance Authority 3.750% 09/01/2038 Callable @ 100.000 09/01/2027	560,000	605,259
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	515,000	531,058
Nebraska Investment Finance Authority 3.900% 09/01/2035 Callable @ 100.000 09/01/2024	730,000	776,443
		1,912,760
Other Revenue (0.9%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	453,936

PreRefunded (19.2%)
City of Lincoln NE 5.500% 08/15/2031 Callable @ 100.000 02/15/2021	500,000	507,375
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,080,060
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,060,640
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	595,445
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	595,445
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	309,193
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100.000 11/01/2021	250,000	261,368
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100.000 11/01/2021	250,000	261,368
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100.000 11/01/2021	250,000	261,368
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100.000 11/01/2021	250,000	261,368
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	308,535
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	306,145
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	602,485
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,818,615
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	269,128
University of Nebraska 5.000% 07/01/2042 Callable @ 100.000 01/01/2022	1,000,000	1,050,810
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100.000 12/15/2021	750,000	790,163
		10,339,508
Transportation (3.3%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	606,315
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,172,350
		1,778,665
Utilities (28.3%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,121,940
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	535,295
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	536,515
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	114,498
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	360,651
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	358,338
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	356,697
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	285,870
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	527,550
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	305,583
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	441,116
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	279,850
#City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	896,595
#City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	472,252
#City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	293,743
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	290,650
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	290,115
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	580,240
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	269,800
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	531,780
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	105,932
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100.000 01/01/2022	500,000	527,530
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,753,442
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	291,240
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	451,720
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	408,417
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	534,712
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	290,563
		15,212,633

TOTAL MUNICIPAL BONDS (COST:48,994,034)		$51,564,691

OTHER ASSETS LESS LIABILITIES (4.0%)		$2,126,103

NET ASSETS (100.0%)		$53,690,794

#When-issued purchase as of October 30, 2020
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (8.7%)
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	$280,000	$309,084
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	318,301
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	333,914
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	343,564
Oklahoma Development Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2024	250,000	288,923
Oklahoma Development Finance Authority 5.000% 06/01/2034 Callable @ 100.000 06/01/2024	500,000	567,635
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	556,545
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	563,235
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	441,166
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	314,900
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	687,206
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	569,090
University of Oklahoma/The 5.000% 07/01/2037 Callable @ 100.000 07/01/2021	290,000	299,048
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	567,575
		6,160,185
General Obligation (8.1%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	209,019
City of Broken Arrow OK 2.000% 12/01/2021	500,000	508,270
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	616,521
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	686,530
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	690,752
City of Broken Arrow OK 4.125% 08/01/2031 Callable @ 100.000 08/01/2021	180,000	184,378
City of Lawton OK 2.000% 12/01/2022	500,000	515,735
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	525,390
City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,535,398
City of Perkins OK 3.000% 06/01/2033	125,000	139,161
City of Perkins OK 3.000% 06/01/2034	115,000	127,044
		5,738,196
Health Care (6.2%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	902,393
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	232,776
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	271,878
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	881,447
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	259,638
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	405,101
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	284,135
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	413,345
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	204,052
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	521,275
		4,376,037
Housing (1.8%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	915,000	948,471
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	310,000	331,390
		1,279,861

Other Revenue (26.7%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	467,190
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	509,919
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	532,479
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,098,314
City of Oklahoma City OK 5.000% 03/01/2032	250,000	250,025
City of Oklahoma City OK 5.000% 03/01/2033	250,000	250,030
City of Oklahoma City OK 5.000% 03/01/2034	500,000	500,240
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,125,768
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	427,061
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	813,295
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	166,993
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	460,228
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	270,900
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	535,425
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	590,260
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	489,620
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	566,870
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	674,330
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	416,535
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	472,652
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	733,181
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	263,962
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	948,577
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	218,739
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	201,895
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	164,409
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	168,552
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	173,369
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	178,484
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	725,000	831,263
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	296,690
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	536,230
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,052,212
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	527,140
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	265,270
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	596,486
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	292,428
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	213,350
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	594,065
		18,874,436

PreRefunded (3.4%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	591,950
Oklahoma City Water Utilities Trust 5.000% 07/01/2031 Callable @ 100.000 07/01/2021	250,000	257,800
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	264,990
Oklahoma Turnpike Authority 5.000% 01/01/2030 Callable @ 100.000 01/01/2021	250,000	252,070
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	158,265
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	826,770
		2,351,845

Transportation (13.4%)
#Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,308,200
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	800,000	830,128
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025 Callable @ 100.000 10/01/2021	1,000,000	1,037,300
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	111,264
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,111,420
Oklahoma Turnpike Authority 5.000% 01/01/2028 Callable @ 100.000 01/01/2021	250,000	250,773
Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,488,224
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	159,004
Tulsa Airports Improvement Trust 5.000% 06/01/2023 Callable @ 100.000 06/01/2021	420,000	430,353
Tulsa Airports Improvement Trust 5.000% 06/01/2024 Callable @ 100.000 06/01/2021	230,000	235,552
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	369,639
Tulsa Airports Improvement Trust 5.250% 06/01/2025 Callable @ 100.000 06/01/2021	245,000	251,248
Tulsa Airports Improvement Trust 5.250% 06/01/2026 Callable @ 100.000 06/01/2021	360,000	368,993
Tulsa Parking Authority 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	500,000	512,200
		9,464,297
Utilities (29.3%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	811,163
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	539,175
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,124,040
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	619,245
Glenpool Utility Services Authority 5.100% 12/01/2035 Callable @ 100.000 12/01/2020	250,000	251,135
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	345,504
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	546,445
*Midwest City Municipal Authority 5.000% 03/01/2025 Callable @ 100.000 03/01/2021	2,000,000	2,033,860
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	191,699
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	117,038
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	425,900
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	613,675
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	376,594
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	957,737
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,114,132
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	542,483
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,669,510
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	596,741
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	148,686
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	289,688
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	575,565
Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2038 Callable @ 100.000 11/01/2028	980,000	1,047,640
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,597,815
Tulsa Metropolitan Utility Authority 2.000% 10/01/2038 Callable @ 100.000 10/01/2030	500,000	501,935
Tulsa Metropolitan Utility Authority 2.000% 10/01/2039 Callable @ 100.000 10/01/2030	500,000	501,485
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,167,760
		20,706,647

TOTAL MUNICIPAL BONDS (COST: $66,359,253 )		$68,951,504

OTHER ASSETS LESS LIABILITIES (2.4%)		$1,676,988

NET ASSETS (100.0%)		$70,628,492

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 30, 2020.
VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (1.6%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	$500,000	$540,015
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	572,640
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	266,062
		1,378,717
General Obligation (49.0%)
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	511,072
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	439,401
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	641,561
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	662,118
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	681,374
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	585,718
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	545,950
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	820,022
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	259,112
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	273,749
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	991,432
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	601,517
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	590,850
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	768,861
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	809,863
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	283,190
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	839,417
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	345,754
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	569,828
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,171,810
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	319,854
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	536,615
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	712,049
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	457,397
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	525,334
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028 Callable @ 100.000 06/15/2021	575,000	587,259
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	319,399
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	404,851
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	692,515
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	293,597
Gallatin County School District No 72 Ophir 3.500% 07/01/2023 Callable @ 100.000 01/01/2021	555,000	558,752
Gallatin County School District No 72 Ophir 3.750% 07/01/2024 Callable @ 100.000 01/01/2021	645,000	649,431
Gallatin County School District No 72 Ophir 4.000% 07/01/2025 Callable @ 100.000 01/01/2021	420,000	423,037
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	370,673
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	637,089
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	673,000
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	946,184
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	636,810
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	630,865
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	626,255
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	568,265
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	853,418
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	314,801
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	290,545
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	289,535
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	288,963
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,114,015
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	408,396
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,262,663
State of Montana 4.000% 08/01/2023	385,000	427,111
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	974,238
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	543,902
State of Montana 5.000% 08/01/2030	500,000	686,915
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	378,009
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	629,269
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	324,239
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	491,706
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	381,355
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	248,438
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,241,190
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,833,150
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	689,327
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	339,920
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	458,784
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	589,125
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	601,515
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,163,800
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	413,249
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	511,804
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	1,000,843
		43,712,050
Health Care (16.2%)
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	796,286
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,103,540
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,000,000	1,130,370
Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,160,538
Montana Facility Finance Authority 4.500% 07/01/2023 Callable @ 100.000 01/01/2021	1,025,000	1,031,437
*Montana Facility Finance Authority 4.650% 07/01/2024 Callable @ 100.000 01/01/2021	1,365,000	1,373,804
Montana Facility Finance Authority 4.750% 07/01/2025 Callable @ 100.000 01/01/2021	380,000	382,478
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,154,755
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	1,048,334
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	499,571
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	818,160
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,185,700
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,171,410
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	601,395
		14,457,778
Housing (8.4%)
Montana Board of Housing 2.250% 12/01/2040 Callable @ 100.000 12/01/2029	500,000	496,240
Montana Board of Housing 2.400% 12/01/2045 Callable @ 100.000 12/01/2029	500,000	492,320
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	895,000	927,712
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	75,000	76,954
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	500,000	515,195
Montana Board of Housing 3.100% 06/01/2021	295,000	297,811
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	285,000	294,721
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	100,000	102,992
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,500,000	1,574,955
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	130,000	134,027
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	500,000	548,515
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	995,000	1,102,410
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	155,000	163,158
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	135,000	144,792
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	390,000	412,234
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	215,000	228,038
		7,512,074
Other Revenue (8.5%)
City & County of Butte Silver Bow MT 5.000% 07/01/2021	210,000	213,119
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	438,287
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	498,105
City of Billings MT 4.800% 07/01/2022	60,000	59,882
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	781,547
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	925,326
City of Billings MT 5.500% 07/01/2026 Callable @ 100.000 07/01/2021	250,000	253,578
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	612,245
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	581,070
City of Missoula MT 4.750% 07/01/2027	105,000	105,089
City of Missoula MT 5.125% 07/01/2026	125,000	125,075
City of Missoula MT 6.000% 07/01/2030	200,000	200,224
Gallatin County Rural Improvement District 5.500% 07/01/2025	400,000	400,408
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,710
Madison County Rural Improvement District 5.500% 07/01/2025	410,000	410,365
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,550
		7,605,578
PreRefunded (6.6%)
*Montana Board of Housing 4.700% 12/01/2026 Callable @ 100.000 12/01/2020	590,000	591,351
Montana Board of Housing 4.850% 06/01/2028 Callable @ 100.000 12/01/2020	275,000	275,666
Montana Facility Finance Authority 5.500% 01/01/2025 Callable @ 100.000 01/01/2021	575,000	580,169
Montana Facility Finance Authority 5.750% 01/01/2031 Callable @ 100.000 01/01/2021	815,000	822,669
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,118,040
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,212,578
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100.000 11/15/2021	250,000	262,668
		5,863,140
Transportation (1.7%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	930,082
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,090
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,112
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,215
		1,505,499
Utilities (4.3%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	326,230
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,649,086
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	237,246
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	247,052
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	288,203
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	285,068
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	282,457
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039 Callable @ 100.000 07/01/2027	500,000	511,855
		3,827,196

TOTAL MUNICPAL BONDS (COST: $82,084,635)		$85,862,032

OTHER ASSETS LESS LIABILITIES (3.7%)		$3,312,682

NET ASSETS (100.0%)		$89,174,714

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (9.8%)
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	$200,000	$181,582
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	178,274
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	263,318
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	469,788
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	389,970
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	549,385
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	571,190
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	267,050
		2,870,556
General Obligation (15.7%)
City of Fargo ND 4.000% 05/01/2023 Callable @ 100.000 05/01/2021	300,000	306,078
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	538,592
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	267,022
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	509,290
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	352,628
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	602,576
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	375,210
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	210,092
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	240,771
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	443,416
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	210,810
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	558,170
		4,614,654
Health Care (18.5%)
City of Fargo ND 5.500% 11/01/2020	500,000	500,075
City of Fargo ND 6.000% 11/01/2028 Callable @ 100.000 11/01/2021	500,000	527,055
City of Grand Forks ND 3.000% 12/01/2020	135,000	135,100
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100.000 12/01/2021	400,000	407,500
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100.000 12/01/2021	500,000	521,965
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100.000 12/01/2021	250,000	257,335
City of Grand Forks ND 5.125% 12/01/2025	250,000	263,480
City of Langdon ND 6.200% 01/01/2025	155,000	155,129
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	639,381
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,393,213
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	520,779
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	106,889
		5,427,901
Housing (12.2%)
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	250,000	260,643
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	315,000	324,797
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	150,890
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	250,000	260,665
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100.000 07/01/2028	585,000	638,223
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	230,000	250,093
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	1,000,000	1,055,330
North Dakota Housing Finance Agency 3.750% 07/01/2038	600,000	648,786
		3,589,426
Other Revenue (25.2%)
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	302,148
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,286,675
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	539,170
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	563,727
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	270,415
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	529,345
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	516,575
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	541,780
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	371,951
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	262,663
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	468,917
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	293,350
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	430,192
North Dakota Public Finance Authority 4.500% 06/01/2026 Callable @ 100.000 06/01/2021	400,000	410,364
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	154,744
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,170
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,360
		7,382,545
PreRefunded (6.0%)
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	267,703
County of Burleigh ND 5.000% 07/01/2022	300,000	325,164
County of Burleigh ND 5.000% 07/01/2035 Callable @ 100.000 07/01/2021	500,000	515,565
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	418,684
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	230,000	235,596
		1,762,711
Transportation (1.3%)
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	370,000	378,125

Utilities (8.4%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	495,663
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	675,911
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,284
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	296,331
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	492,648
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	253,460
		2,479,297

TOTAL MUNICIPAL BONDS (COST: $27,501,358)		$28,505,215

OTHER ASSETS LESS LIABILITIES (2.9%)		843,689

NET ASSETS (100.0%)		$29,348,904

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 30, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$63,747,814	$13,838,030	$48,994,035	$66,359,253	$82,084,635	$27,501,358
Unrealized appreciation	$3,952,921	$663,270	$2,647,974	$2,733,135	$3,912,821	$1,098,645
Unrealized depreciation	($59,073)	($27,727)	($69,090)	($140,884)	($135,425)	($94,788)
Net unrealized appreciation (depreciation)*	$3,893,848	$635,543	$2,578,884	$2,592,251	$3,777,396	$1,003,857

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 30, 2020:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$67,641,662	$0	$67,641,662
Total	$0	$67,641,662	$0	$67,641,662
Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$14,473,573	$0	$14,473,573
Total	$0	$14,473,573	$0	$14,473,573
Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$51,564,691	$0	$51,564,691
Total	$0	$51,564,691	$0	$51,564,691
Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	0	68,951,504	0	68,951,504
Total	$0	68,951,504	$0	68,951,504
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$85,862,031	$0	$85,862,031
Total	$0	$85,862,031	$0	$85,862,031
Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$28,505,215	$0	$28,505,215
Total	$0	$28,505,215	$0	$28,505,215

The funds did not have any Level 3 assets during the quarter ended October 30, 2020